Current Liabilities	12 Months Ended
Dec. 31, 2022
Current Liabilities
Current Liabilities

16. Current Liabilities

	December 31,	December 31,
	2022	2021

	(€ in thousands)
Borrowings	2,500	4,771
Lease liabilities	1,387	1,534
Derivative financial instruments	1,263	3,995
Trade payables	392	191
Social securities and other taxes	1,118	1,230
Deferred income	5,765	5,115
Accrued expenses and other liabilities	8,687	10,760
	21,112	27,596

At December 31, 2022 current liabilities included derivative financial instruments consisting of warrants issued in connection with our convertible loans, which are described in Note 14. At December 31, 2021 current liabilities included derivative financial instruments consisting of conversion options and warrants issued in connection with our convertible loans.

At December 31, 2022 and 2021, current liabilities also included deferred income resulting from funds received for our research and innovation programs. Accrued expenses and other liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll-related accruals and other miscellaneous liabilities.